EMPLOYEE STOCK OWNERSHIP PLAN (Details)						6 Months Ended			12 Months Ended
	Feb. 24, 2026 item shares	Jan. 06, 2026 item shares	Jul. 28, 2025 shares	Apr. 29, 2025 shares	Jan. 06, 2025 employee item $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) individual	Mar. 31, 2026 USD ($) item	Sep. 30, 2025 USD ($) individual	Apr. 30, 2025 shares
EMPLOYEE STOCK OWNERSHIP PLAN
Number of shares authorized										31,660
ESOP, total fair value | $						$ 8,516,743	$ 8,516,743	$ 8,516,743
Compensation expense | $						2,938,440
Accumulated amortization | $						3,976,179	3,976,179	3,976,179
Deferred stock compensation | $						$ 4,540,564	$ 4,540,564	$ 4,540,564	$ 3,486,439
Employees
EMPLOYEE STOCK OWNERSHIP PLAN
Number of individuals | employee					2
Service providers
EMPLOYEE STOCK OWNERSHIP PLAN
Number of individuals	4	3			3		4	3	2
ESOP, number of shares issued			4,660	16,000
ESOP, number of shares vested			4,660	16,000
Common Class A | Employees
EMPLOYEE STOCK OWNERSHIP PLAN
ESOP, number of shares granted					11,000
ESOP, grant date fair value, per share | $ / shares					$ 270
Number of shares granted					11,000
Common Class A | Service providers
EMPLOYEE STOCK OWNERSHIP PLAN
ESOP, number of shares granted					20,660
ESOP, grant date fair value, per share | $ / shares					$ 270
Number of individuals | item	4
Number of shares granted	202,000	20,660			20,660